VANECK CMCI COMMODITY STRATEGY ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Par
(000's) Value
Short-Term Investments: 100.1%
United States Treasury Obligations : 97.5%
United States Treasury
Bills (y)
3.76%, 03/19/26 $ 100 $ 98,250
3.77%, 03/12/26 # 25 24,580
3.90%, 03/05/26 # 325 319,780
3.93%, 02/26/26 # 250 246,163
3.94%, 02/19/26 # 350 344,893
3.99%, 02/12/26 125 123,269
4.03%, 01/29/26 150 148,112
4.04%, 02/05/26 150 148,021
4.07%, 12/04/25 # 45 44,689
4.11%, 12/09/25 125 124,080
4.13%, 01/22/26 275 271,729
Par
(000’s) Value
United States Treasury Obligations
(continued)
4.14%, 12/11/25 $ 125 $ 124,052
4.15%, 01/02/26 25 24,751
4.18%, 01/29/26 50 49,371
4.20%, 11/20/25 100 99,449
4.20%, 01/15/26 125 123,609
4.27%, 10/02/25 # 100 99,989
4.29%, 10/16/25 75 74,873
2,489,660
Number
of Shares Value
Money Market Fund: 2.6%
Invesco Treasury Portfolio -
Institutional Class 3.99%(a) 66,610 66,610
Total Short-Term Investments: 100.1%
(Cost: $2,554,643) 2,556,270
Liabilities in excess of other assets: (0.1)% (2,865)
NET ASSETS: 100.0% $ 2,553,405
Total Return Swap Contracts
Long Exposure
Reference
Obligation
Notional
Amount Counterparty
Rate paid by
the Fund
Payment
Frequency
Termination
Date
Unrealized
Appreciation/
(Depreciation)
% of Net
Assets
UBS Constant
Maturity
Commodity
Index Total
Return $2,569,000 UBS 4.56%(x) Monthly 10/30/25 $(11,271) 0.4%
# All or a portion of these securities are segregated for swap collateral. Total value of securities segregated is $415,424.
(a) Rate shown is the 7-day yield as of 09/30/25.
(x) The rate shown reflects the rate in effect at September 30, 2025: Secured Overnight Financing Rate + 0.40%.
(y) Rate shown is the calculated yield to maturity